Land use right, net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible assets, net [Abstract]
Schedule Of Land Use Right
December 31, 2016
RMB

Gross carrying amount	1,916,309
Less: accumulated amortization	(43,915)

Land use right, net	1,872,394